Note J - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	2013	2012
Fixed rate	$237	$678
Variable rate	60,971	50,488
Standby letters of credit	6,257	5,959